Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating activities
Operating profit		kr 1,305		kr 1,238		kr 1,304
Adjustments for non-cash items in operating profit
Provision for credit losses, net		(41)		153		10
Depreciation and impairment of non-financial assets		80		51		57
Exchange-rate differences		(2)		5		7
Unrealized changes in fair value		(21)		(69)		(185)
Other		53		0		(5)
Total adjustments for non-cash items in operating profit		69		140		(116)
Income tax paid		(263)		(311)		(529)
Increase (-)/decrease (+) in lending		16,900		(37,824)		(2,540)
Increase (-)/decrease (+) in bonds and securities held		1,230		4,276		(889)
Other changes in assets and liabilities - net		1,334		14,493		1,996
Cash flow from operating activities		20,575		(17,988)		(774)
Investing activities
Investments		(242)		(35)		(40)
Cash flow from investing activities		(242)		(35)		(40)
Financing activities
Senior debt		88,328		153,518		126,412
Repayments of debt		(97,435)		(119,143)		(112,190)
Repurchase and early redemption of own long-term debt		(1,851)		(4,915)		(18,642)
Derivatives		(1,523)		(8,651)		4,049
Payment of lease liability		(24)		(27)		(39)
Dividend paid		(290)				(194)
Cash flow from financing activities		(12,795)		20,782		(604)
Net cash flow for the period		7,538		2,759		(1,418)
Cash and cash equivalents at beginning of the year		3,362	[1]	1,362	[1]	2,416
Exchange-rate differences on cash and cash equivalents		228		(759)		364
Cash and cash equivalents at end of year	[1]	11,128		3,362		1,362
Cash and cash equivalents of which cash at banks		427		561		651
Cash and cash equivalents of which cash equivalents		10,701		2,801		711
Interest payments received and expenses paid
Interest payments received		2,801		4,329		9,057
Interest expenses paid		kr 862		kr 2,861		kr 4,366

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.